Other Income and Other Expenses - Summary of Other Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Foreign currency gain	₩ 1,972,046	₩ 1,398,181	₩ 3,098,553
Gain on disposal of property, plant and equipment	51,792	34,961	25,737
Gain on disposal of intangible assets	25	1,989
Reversal of impairment loss on property, plant and equipment	4,314	7	3,181
Rental income	1,755	2,271	2,806
Others	70,511	34,849	55,560
Total	₩ 2,100,443	₩ 1,472,258	₩ 3,185,837